Investment Property (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Direct operating expense from investment property	$ 50,874	$ 60,452	$ 71,090
Investment property	$ 8,715,956	5,825,359	6,253,827
Investment Property Fair Value Percentage	89.00%
At fair value [member]
Investment property	$ 13,332,435
CHILE
Rental income from investment property	158,235	193,839	251,545
ARGENTINA
Rental income from investment property	$ 97,312	$ 135,064	$ 131,389